UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:              |_|; Amendment Number:

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:    Stillwater Capital Advisors, LLC

Address: 200 W. Lancaster Avenue
         Wayne, PA 19087


13F File Number: 028-13804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas A. Swope
Title:   Chief Compliance Officer
Phone:


Signature, Place and Date of Signing:


/s/ Douglas A. Swope             Wayne, PA		      February 11, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:     47

Form 13F Information Table Value Total:  $135,007
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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						Stillwater Capital Advisors, LLC
                                                      FORM 13F INFORMATION TABLE
                                                          December 31, 2010


																Voting Authority

									Value		Shares/	Sh/	Put/	Invstmt	Other
Name of Issuer			Title of class		CUSIP		(x$1000)	Prn Amt	Prn	Call	Dscretn	Managers	Sole	Shared	None

American Electric Power Inc	COM			025537101	2653	73730	SH		Sole		73730
Apple Inc			COM			037833100	8970	27809	SH		Sole		27809
AT&T Inc			COM			00206r102	3690	125590	SH		Sole		125590
Bristol-Myers Squibb Co		COM			110122108	4015	151630	SH		Sole		151630
Celgene Corp			COM			151020104	4751	80331	SH		Sole		80331
Centurylink Inc			COM			156700106	5548	120155	SH		Sole		120155
Chevron Corp			COM			166764100	310	3393	SH		Sole		3393
Cisco Systems Inc		COM			17275r102	3601	178018	SH		Sole		178018
Citigroup Inc			COM			172967101	952	201197	SH		Sole		201197
Du Pont E I de Nemours & Co	COM			263534109	3732	74815	SH		Sole		74815
Entergy Corp			COM			29364g103	1869	26385	SH		Sole		26385
Exxon Mobil Corp		COM			30231g102	4448	60837	SH		Sole		60837
General Electric Co		COM			369604103	5003	273547	SH		Sole		273547
Honeywell Intl Inc		COM			438516106	5466	102826	SH		Sole		102826
Intel Corp			COM			458140100	4603	218870	SH		Sole		218870
International Business Machine	COM			459200101	4268	29082	SH		Sole		29082
Johnson & Johnson		COM			478160104	4504	72816	SH		Sole		72816
JPMorgan Chase & Co		COM			46625h100	4921	116011	SH		Sole		116011
Kraft Foods Inc Cl A		COM			50075n104	3849	122150	SH		Sole		122150
McDonalds Corp			COM			580135101	5809	75673	SH		Sole		75673
PepsiCo Inc			COM			713448108	4665	71408	SH		Sole		71408
Pfizer Inc			COM			717081103	4601	262783	SH		Sole		262783
PG&E Corp			COM			69331c108	2661	55630	SH		Sole		55630
PPL Corp			COM			69351t106	3745	142295	SH		Sole		142295
Procter & Gamble Co		COM			742718109	4399	68383	SH		Sole		68383
Schlumberger Ltd		COM			806857108	4065	48680	SH		Sole		48680
United Technologies Corp	COM			913017109	4810	61104	SH		Sole		61104
US Bancorp Del			COM			902973304	4084	151430	SH		Sole		151430
Verizon Communications Inc	COM			92343v104	5992	167454	SH		Sole		167454
iShares Tr Consumer Goods Inde	CONS GOODS IDX		464287812	832	12891	SH		Sole		12891
iShares Tr Consumer Services I	CONS SRVC IDX		464287580	806	11917	SH		Sole		11917
iShares Tr DJ US Energy		DJ US ENERGY		464287796	1375	35295	SH		Sole		35295
iShares Tr DJ US Financial Sec	DJ US FINL SEC		464287788	1382	24042	SH		Sole		24042
iShares Tr DJ US Healthcare	DJ US HEALTHCR		464287762	1174	17961	SH		Sole		17961
iShares Tr DJ US Telecom	DJ US TELECOM		464287713	419	17947	SH		Sole		17947
iShares Tr DJ US Utilities	DJ US UTILS		464287697	282	3661	SH		Sole		3661
iShares Tr Index DJ US Industr	DJ US INDUSTRL		464287754	786	12015	SH		Sole		12015
iShares Tr Index DJ US Tech Se	DJ US TECH SEC		464287721	1591	24719	SH		Sole		24719
iShares Tr MSCI Emerg Mkt	MSCI EMERG MKT		464287234	601	12608	SH		Sole		12608
iShares Tr Russell 1000 Value	RUSSELL 1000VAL		464287598	533	8215	SH		Sole		8215
Vanguard Index Funds Growth ET	GROWTH ETF		922908736	227	3700	SH		Sole		3700
Vanguard Tax-Managed Fund Euro	EUROPE PAC ETF		921943858	348	9625	SH		Sole		9625
WisdomTree Trust DEFA Fund	DEFA FD			97717w703	2035	42953	SH		Sole		42953
WisdomTree Trust Mid Cap Div F	MIDCAP DIVI FD		97717w505	370	7300	SH		Sole		7300
REPORT SUMMARY 	47	DATA RECORDS	135007		0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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